UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22624

Arrow ETF Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant's telephone number, including area code:	301-260-0162

Date of fiscal year end:	1/31

Date of reporting period:	7/31/26

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

Arrow Dow Jones Global Yield ETF

(GYLD) NYSE

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow Dow Jones Global Yield ETF for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=521. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
19.2%
Sovereign
18.6%
Energy
14.1%
Financials
12.1%
Materials
9.1%
Communications
6.9%
Consumer Discretionary
5.3%
Technology
3.5%
Utilities
2.9%
Industrials
2.2%
Health Care
1.2%
Consumer Staples
0.9%
Other Assets in Excess of Liabilities
4.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.0%
Consumer Staples	0.9%
Health Care	1.2%
Industrials	2.2%
Utilities	2.9%
Technology	3.5%
Consumer Discretionary	5.3%
Communications	6.9%
Materials	9.1%
Financials	12.1%
Energy	14.1%
Sovereign	18.6%
Real Estate	19.2%

Fund Statistics

  Net Assets$37,252,156
  Number of Portfolio Holdings146
  Advisory Fee $115,541
  Portfolio Turnover71%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	45.7%
Corporate Bonds	18.8%
Master Limited Partnerships	2.9%
Non U.S. Government & Agencies	19.4%
Partnership Shares	13.2%

Country Weighting (% of net assets)

United States
49.6%
Indonesia
8.2%
Mexico
4.9%
South Africa
4.4%
United Kingdom
4.1%
Turkey
4.0%
Canada
3.3%
Colombia
3.1%
Panama
2.5%
Brazil
2.5%
Other Countries
9.4%
Other Assets in Excess of Liabilities
4.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.0%
Other Countries	9.4%
Brazil	2.5%
Panama	2.5%
Colombia	3.1%
Canada	3.3%
Turkey	4.0%
United Kingdom	4.1%
South Africa	4.4%
Mexico	4.9%
Indonesia	8.2%
United States	49.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Teleperformance	1.1%
Surya Citra Media Tbk P.T.	1.0%
Robert Half International, Inc.	0.9%
Ternium S.A.	0.9%
Phoenix Group Holdings PLC	0.9%
Adaro Energy Tbk P.T.	0.9%
Komercni banka as	0.9%
Cal-Maine Foods, Inc.	0.9%
Bank Rakyat Indonesia Persero Tbk P.T.	0.9%
Banco del Bajio S.A.	0.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://arrowfunds.com/default.aspx?menuitemid=521), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Arrow Dow Jones Global Yield ETF

Semi-Annual Shareholder Report - July 31, 2026

TSR-SAR 073126-GYLD

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Financial Statements
and Additional Information

July 31, 2026

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 43.8%
	ASSET MANAGEMENT - 0.6%
13,242	Alaris Equity Partners Income	$232,670

	BANKING - 5.2%
98,982	Banco del Bajio S.A. 144A(a)	328,849
1,306,241	Bank Mandiri Persero Tbk P.T.	303,625
4,739	Bank Polska Kasa Opieki S.A.	311,417
1,959,304	Bank Rakyat Indonesia Persero Tbk P.T.	330,427
28,478	Grupo Financiero Banorte SAB de CV	328,210
6,702	Komercni banka as	335,058
		1,937,586
	CHEMICALS - 0.7%
21,358	Chemtrade Logistics Income Fund	249,268

	COMMERCIAL SUPPORT SERVICES - 0.9%
9,289	Robert Half International, Inc.	351,124

	ELECTRIC UTILITIES - 0.0%(b)
114,622,657	Federal Grid Company Unified Energy System PJSC(c) (d) (e)	—

	FOOD - 0.9%
3,795	Cal-Maine Foods, Inc.	333,125

	GAS & WATER UTILITIES - 0.9%
3,928,105	Perusahaan Gas Negara Tbk P.T.	326,870

	HEALTH CARE FACILITIES & SERVICES - 0.6%
14,650	Chartwell Retirement Residences	236,090

	HEALTH CARE REIT - 2.7%
6,846	Chiron Real Estate, Inc.	243,033
14,024	Community Healthcare Trust, Inc.	256,779
200,110	Primary Health Properties plc	254,722
6,082	Universal Health Realty Income Trust	264,081
		1,018,615

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 43.8% (Continued)
	HOTEL REIT - 2.5%
14,773	Apple Hospitality REIT, Inc.	$243,902
268,731	CapitaLand Ascott Trust	189,649
16,668	Park Hotels & Resorts, Inc.	251,020
21,099	RLJ Lodging Trust	258,463
		943,034
	INDUSTRIAL REIT - 1.3%
319,094	Frasers Logistics & Commercial Trust	246,341
3,915	Innovative Industrial Properties, Inc.	230,241
		476,582
	INSURANCE - 0.9%
27,455	Phoenix Group Holdings PLC	341,522

	METALS & MINING - 4.3%
2,484,928	Adaro Energy Tbk P.T.	339,117
25,171	Exxaro Resources Ltd.	310,438
237,780	Indo Tambangraya Megah Tbk P.T.	324,168
19,983	Kumba Iron Ore Ltd.	317,472
229,321	United Tractors Tbk P.T.	304,684
		1,595,879
	MULTI ASSET CLASS REIT - 4.6%
11,454	Broadstone Net Lease, Inc.	245,230
95,626	Charter Hall Long Wale REIT	256,556
3,991	Covivio	243,539
139,050	Fibra Uno Administracion S.A. de CV	250,530
19,618	Gladstone Commercial Corporation	245,225
26,687	Global Net Lease, Inc.	232,711
240,845	Growthpoint Properties Ltd.	257,761
		1,731,552
	OFFICE REIT - 3.3%
79,735	Brandywine Realty Trust	242,394
19,977	Douglas Emmett, Inc.	236,128
10,166	Easterly Government Properties, Inc.	247,644
7,469	Highwoods Properties, Inc.	247,448
4,912	SL Green Realty Corporation	259,992
		1,233,606

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 43.8% (Continued)
	OIL & GAS PRODUCERS - 2.6%
10,625	Antero Midstream Corporation	$233,431
6,024	Hess Midstream, L.P., Class A	245,960
15,759	Kimbell Royalty Partners, L.P.	235,912
5,040	Kinetik Holdings, Inc.	254,873
		970,176
	PUBLISHING & BROADCASTING – 1.0%
30,852,680	Surya Citra Media Tbk P.T.	356,005

	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
26,863	NEPI Rockcastle N.V.	246,194

	RESIDENTIAL REIT - 0.7%
9,765	NexPoint Residential Trust, Inc.	254,964

	RETAIL - DISCRETIONARY - 2.5%
1,094,150	Astra International Tbk P.T.	309,562
76,943	Dogus Otomotiv Servis ve Ticaret A/S	308,301
100,599	Truworths International Ltd.	323,603
		941,466
	RETAIL REIT - 2.7%
28,537	Land Securities Group plc	271,333
566,457	Lendlease Global Commercial REIT	260,617
10,918	SmartCentres Real Estate Investment Trust	230,157
208,501	Supermarket Income Reit plc	241,518
		1,003,625
	SPECIALTY REIT - 0.7%
4,062	EPR Properties	252,128

	STEEL - 0.9%
14,212	Severstal PAO(c) (d) (e)	—
7,083	Ternium S.A. - ADR	348,767
		348,767
	TECHNOLOGY SERVICES - 1.8%
5,140	Teleperformance	409,113

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 43.8% (Continued)
	TECHNOLOGY SERVICES - 1.8% (Continued)
40,660	Western Union Company (The)	$258,598
		667,711
	TELECOMMUNICATIONS - 0.8%
29,526	TELUS Corporation	282,269

	TRANSPORTATION & LOGISTICS - 0.0%(b)
36,615	Globaltrans Investment plc - GDR (c) (d) (e)	—

	TOTAL COMMON STOCKS (Cost $14,940,531)	16,330,828

	MASTER LIMITED PARTNERSHIPS — 15.5%
	ASSET MANAGEMENT - 0.6%
30,578	Icahn Enterprises, L.P.	238,203

	CHEMICALS - 1.3%
1,915	CVR Partners, L.P.	247,016
10,639	Westlake Chemical Partners, L.P.	230,228
		477,244
	ELECTRIC UTILITIES - 1.3%
6,270	Brookfield Infrastructure Partners, L.P.	262,203
7,218	Brookfield Renewable Partners, L.P.	236,554
		498,757
	GAS & WATER UTILITIES - 0.7%
13,392	Suburban Propane Partners, L.P.	249,895

	METALS & MINING - 0.7%
9,912	Alliance Resource Partners, L.P.	257,216

	OIL & GAS PRODUCERS - 10.2%
17,184	Black Stone Minerals, L.P.	256,901
4,028	Cheniere Energy Partners, L.P.	265,445
4,624	Delek Logistics Partners, L.P.	278,872
8,988	Dorchester Minerals, L.P.	248,159
11,765	Energy Transfer, L.P.	239,535
6,218	Enterprise Products Partners, L.P.	236,595

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 15.5% (Continued)
	OIL & GAS PRODUCERS - 10.2% (Continued)
15,134	Genesis Energy, L.P.	$231,702
5,465	Global Partners, L.P.	270,353
18,331	Mach Natural Resources, L.P.	250,035
4,067	MPLX, L.P.	237,716
10,363	Plains All American Pipeline, L.P.	254,619
9,599	Plains GP Holdings, L.P., Class A	252,742
3,660	Sunoco, L.P.	280,686
17,873	TXO Partners, L.P.	240,034
5,418	Western Midstream Partners, L.P.	252,316
		3,795,710
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
9,337	USA Compression Partners, L.P.	244,256

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,968,779)	5,761,281

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.1%
	ASSET MANAGEMENT — 0.6%
230,000	Icahn Enterprises, L.P. / Icahn Enterprises		9.0000	06/15/30	219,107

	AUTOMOTIVE — 0.6%
220,000	Goodyear Tire & Rubber Company (The)		8.8750	07/15/32	225,996

	CABLE & SATELLITE — 1.2%
213,000	Directv Financing, LLC / Directv Financing		10.0000	02/15/31	223,383
231,000	VZ Secured Financing BV		7.5000	01/15/33	207,752
					431,135
	CHEMICALS — 1.2%
298,000	FMC Corporation(f)	H15T5Y + 4.366%	8.4500	11/01/55	224,041
228,000	INEOS Finance plc		7.5000	04/15/29	224,401
					448,442
	COMMERCIAL SUPPORT SERVICES — 0.6%
221,000	GEO Group, Inc. (The) B		10.2500	04/15/31	238,448

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.1% (Continued)
	ENTERTAINMENT CONTENT — 1.2%
232,000	AMC Global Media, Inc.		10.5000	07/15/32	$238,770
287,000	Paramount Global		5.8500	09/01/43	203,123
					441,893
	HOME & OFFICE PRODUCTS — 0.6%
255,000	Whirlpool Corporation		6.5000	06/15/33	216,375

	INSURANCE — 0.7%
250,000	APH Somerset Investor 2, LLC / APH2 Somerset		7.8750	11/01/29	253,391

	LEISURE FACILITIES & SERVICES — 0.6%
253,000	Resorts World Las Vegas, LLC / RWLV Capital, Inc.		4.6250	04/16/29	227,814

	MEDICAL EQUIPMENT & DEVICES — 0.6%
222,000	DENTSPLY SIRONA, Inc.(f)	H15T5Y + 4.379%	8.3750	09/12/55	221,659

	OIL & GAS PRODUCERS — 0.6%
223,000	Northern Oil & Gas, Inc.		7.8750	10/15/33	223,344

	RETAIL - DISCRETIONARY — 1.0%
231,000	Hertz Corporation (The)		12.6250	07/15/29	151,702
313,000	Nordstrom, Inc.		5.0000	01/15/44	225,593
					377,295
	SOFTWARE — 1.1%
230,000	Cloud Software Group, Inc.		8.2500	06/30/32	217,752
224,000	CoreWeave, Inc.		9.6250	07/15/32	200,051
					417,803
	SPECIALTY FINANCE — 3.4%
229,000	Arbor Realty SR, Inc.		7.8750	07/15/30	208,393
250,000	Burford Capital Global Finance, LLC		8.5000	01/15/34	216,424
192,000	Freedom Mortgage Holdings, LLC		7.8750	04/01/33	185,358
222,000	Navient Corporation		9.3750	10/15/31	222,064
238,000	United Wholesale Mortgage, LLC		5.5000	04/15/29	222,504
248,000	UWM Holdings, LLC		6.2500	03/15/31	221,534
					1,276,277

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.1% (Continued)
	TECHNOLOGY SERVICES — 0.6%
240,000	Everforth, Inc.	4.6250	05/15/28	$229,357

	TELECOMMUNICATIONS — 2.9%
218,000	C&W Senior Finance Ltd.	9.0000	01/15/33	221,755
246,000	Cogent Communications Group, LLC / Cogent Finance,	6.5000	07/01/32	219,243
227,000	Edged Compute, LLC	7.5000	04/30/31	215,399
215,000	SE Cosmos, LLC	8.8750	05/01/31	212,150
251,000	Vmed O2 UK Financing I plc	6.7500	01/15/33	201,133
				1,069,680
	TRANSPORTATION & LOGISTICS — 0.6%
217,000	Star Leasing Company, LLC	7.6250	02/15/30	211,376

	TOTAL CORPORATE BONDS (Cost $6,886,464)			6,729,392

	NON U.S. GOVERNMENT & AGENCIES — 18.6%
	SOVEREIGN — 18.6%
230,000	Brazilian Government International Bond	6.1250	01/22/32	232,703
235,000	Brazilian Government International Bond	6.1250	03/15/34	233,355
230,000	Brazilian Government International Bond	6.6250	03/15/35	232,128
261,000	Brazilian Government International Bond	5.6250	01/07/41	235,814
252,000	Chile Government International Bond	5.3300	01/05/54	229,730
260,000	Colombia Government International Bond	3.0000	01/30/30	236,925
251,000	Colombia Government International Bond	3.1250	04/15/31	221,106
222,000	Colombia Government International Bond	7.5000	02/02/34	233,322
216,000	Colombia Government International Bond	8.0000	11/14/35	233,928
206,000	Colombia Government International Bond	8.7500	11/14/53	235,201
200,000	Hungary Government International Bond	6.7500	09/25/52	207,967
216,000	Indonesia Government International Bond	6.6250	02/17/37	228,199
252,000	Mexico Government International Bond	4.7500	04/27/32	239,368
280,000	Mexico Government International Bond	3.5000	02/12/34	234,640
230,000	Mexico Government International Bond	6.3500	02/09/35	231,265
312,000	Mexico Government International Bond	4.6000	02/10/48	225,888
263,000	Panama Government International Bond	3.3620	06/30/31	236,860
274,000	Panama Government International Bond	3.2980	01/19/33	238,489
222,000	Panama Government International Bond	6.4000	02/14/35	229,659

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 18.6% (Continued)
	SOVEREIGN — 18.6% (Continued)
225,000	Panama Government International Bond	6.8530	03/28/54	$232,988
245,000	Perusahaan Penerbit SBSN Indonesia III	5.6500	11/25/54	228,463
392,000	Peruvian Government International Bond	3.6000	01/15/72	238,483
251,000	Republic of Poland Government International Bond	5.5000	03/18/54	224,514
200,000	Republic of South Africa Government International	7.1000	11/19/36	209,426
243,000	Republic of South Africa Government International	7.3000	04/20/52	236,210
218,000	Turkey Government International Bond	9.1250	07/13/30	236,783
216,000	Turkey Government International Bond	9.3750	01/19/33	241,157
240,000	Turkey Government International Bond	5.2500	03/13/30	230,608
246,000	Turkey Government International Bond	6.5000	01/03/35	235,279
267,000	Turkey Government International Bond	6.6250	02/17/45	234,773
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $6,965,832)			6,945,231

	TOTAL INVESTMENTS - 96.0% (Cost $31,761,606)			$35,766,732
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%			1,485,424
	NET ASSETS - 100.0%			$37,252,156

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

GDR	- Global Depositary Receipt

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $328,849 or 0.9% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Non-income producing security.

(d)	Illiquid security. The total fair value of these securities as of July 31, 2026 was $0, representing 0.0% of net assets.

(e)	The fair value of this investment is determined using significant unobservable inputs.

(f)	Variable rate security; the rate shown represents the rate on July 31, 2026.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2026

ASSETS
Investment securities:
At cost	$31,761,606
At value	$35,766,732
Cash	1,202,176
Foreign cash (cost $56,747)	57,303
Dividends and interest receivable	337,016
TOTAL ASSETS	37,363,227

LIABILITIES
Payable for investments purchased	75,345
Investment advisory fees payable	35,726
TOTAL LIABILITIES	111,071
NET ASSETS	$37,252,156

Net Assets Consist Of:
Paid in capital	$113,989,015
Accumulated deficit	(76,736,859)
NET ASSETS	$37,252,156

Net Asset Value Per Share:
Net Assets	$37,252,156
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,625,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$14.19

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2026

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $68,583)	$703,775
Interest	465,784
TOTAL INVESTMENT INCOME	1,169,559

EXPENSES
Investment advisory fees	115,541
TOTAL EXPENSES	115,541
NET INVESTMENT INCOME	1,054,018

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	865,779
Foreign currency transactions	(107,621)
758,158
Net change in unrealized appreciation on:
Investments	321,075
Foreign currency translations	112,915
433,990
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	1,192,148
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,246,166

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The
	Six Months Ended	For the Year
	July 31, 2026	Ended
	(Unaudited)	January 31, 2026
FROM OPERATIONS
Net investment income	$1,054,018	$1,447,715
Net realized gain (loss) on investments and foreign currency transactions	758,158	(95,081)
Net change in unrealized appreciation on investments and foreign currency translations	433,990	2,403,316
Net increase in net assets resulting from operations	2,246,166	3,755,950

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,157,130)	(2,031,300)
Net decrease in net assets resulting from distributions to shareholders	(1,157,130)	(2,031,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,526,333	8,786,061
Cost of shares redeemed	—	(3,972,445)
Net increase in net assets resulting from shares of beneficial interest	9,526,333	4,813,616

TOTAL INCREASE IN NET ASSETS	10,615,369	6,538,266

NET ASSETS
Beginning of Period	26,636,787	20,098,521
End of Period	$37,252,156	$26,636,787

SHARE ACTIVITY
Shares sold	675,000	675,000
Shares redeemed	—	(300,000)
Net increase in shares of beneficial interest outstanding	675,000	375,000

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended		For the Year		For the Year		For the Year		For the Year		For the Year
	July 31, 2026		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		January 31, 2026		January 31, 2025		January 31, 2024		January 31, 2023		January 31, 2022
Net asset value, beginning of period	$13.66		$12.76		$13.34		$13.70		$14.73		$13.57
Activity from investment operations:
Net investment income (1)	0.48		0.77		0.79		0.69		0.53		0.89
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		1.20		0.30		(0.12)		(0.94)		1.08
Total from investment operations	1.04		1.97		1.09		0.57		(0.41)		1.97
Less distributions from:
Net investment income	(0.51)		(1.07)		(1.67)		(0.93)		(0.62)		(0.81)
Total distributions	(0.51)		(1.07)		(1.67)		(0.93)		(0.62)		(0.81)
Net asset value, end of period	$14.19		$13.66		$12.76		$13.34		$13.70		$14.73
Total return (3)	7.70	% (4)(6)	16.22	% (4)	8.56	% (4)	4.72	% (4)	(2.63	)% (4)	14.60	% (4)
Net assets, at end of period (000s)	$37,252		$26,637		$20,099		$22,005		$27,738		$36,468
Ratio of net expenses to average net assets	0.75	% (5)	0.75%		0.75%		0.75%		0.75%		0.75%
Ratio of net investment income to average net assets	6.83	% (5)	5.86%		5.94%		5.33%		3.96%		5.98%
Portfolio Turnover Rate (2)	71	% (6)	91%		95%		78%		59%		66%

(1)	Per share amounts calculated using the average shares method.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2026

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2026 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks +	$16,330,828	$—	$—	$16,330,828
Corporate Bonds	—	6,729,392	—	6,729,392
Master Limited Partnerships	5,761,281	—	—	5,761,281
Non U.S. Government & Agencies	—	6,945,231	—	6,945,231
Total	$22,092,109	$13,674,623	$—	$35,766,732

*	See Schedule of Investments for industry classification.

+	Includes Level 3 securities valued at $0.

The following is a reconciliation for the Fund for which Level 3 inputs were used in determining value:

			Change in				Net transfers
	Beginning balance	Total Realized	unrealized				in/(out) of	Ending balance
	January 31, 2026	Gain/(Loss)	appreciation	Conversion	Net Purchases	Net Sales	Level 3	July 31, 2026
Federal Grid Company Unified Energy System PJSC	$—	$—	$—	$—	$—	$—	$—	$—
Globaltrans Investment plc	—	—	—	—	—	—	—	—
Severstal PAO	—	—	—	—	—	—	—	—

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below:

				Single Input or
Common Stock	Fair Value	Valuation Techniques	Unobservable Input	Range of Inputs
Federal Grid Company Unified Energy System PJSC	$—	Expected Recovery	Discount for Lack of Marketability	100%
Globaltrans Investment plc	$—	Expected Recovery	Discount for Lack of Marketability	100%
Severstal PAO	$—	Expected Recovery	Discount for Lack of Marketability	100%

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

Master Limited Partnerships – The Fund invests in master limited partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. MLPs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2024, to January 31, 2026, or expected to be taken in the Fund’s January 31, 2027 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the six months ended July 31, 2026, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $21,184,678 and $34,508,106, respectively.

For the six months ended July 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended July 31, 2026, the Fund incurred $115,541 in advisory fees.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

The Trust, with respect to the Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$3,170	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Dividends received by the Fund are allocated between investment income, capital gains and return of capital based on estimates. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after final tax reporting information is received. The return of capital portion of the dividends is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments.

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2026	January 31, 2025
Ordinary Income	$2,031,300	$2,705,752
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,031,300	$2,705,752

As of January 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$267,018	$—	$(47,008)	$(77,284,547)	$—	$(761,358)	$(77,825,895)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for partnerships and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(111,062).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $47,008.

At January 31, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

Non- expiring
Short-Term	Long-Term	Total	CLCF Utilized
$22,309,368	$54,975,179	$77,284,547	$155,808

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2026

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$36,095,953	$4,333,285	$(4,662,506)	$(329,221)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after July 31, 2026:

Distribution Per Share	Record Date	Payable Date
$0.0913	8/17/2026	8/24/2026
$0.0906	9/16/2026	9/21/2026

Arrow Dow Jones Global Yield ETF
Additional Information (Unaudited)
July 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/2026

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/2026